SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 242,644	$ 234,870	$ 230,742
Work in progress	3,916		62,150
Finished goods	51,636	35,564	54,639
Total inventories	$ 298,196	$ 270,434	$ 347,531